MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule Of Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Marketable Securities		$ 294,530	$ 142,007
Government bonds [Member]
Marketable Securities	[1]	264,265	124,821
Municipal bonds [Member]
Marketable Securities		2,925
Corporate debt securities [Member]
Marketable Securities		19,913	15,118
Certificates of deposit [Member]
Marketable Securities		$ 7,427	$ 2,068

[1]	As of December 31, 2021 and 2020, consists of $4,039 and $2,555 non-U.S. government bonds, respectively